Summary of Significant Accounting Policies (Details) - Schedule of reconciliation of the numerator and denominator used to compute basic and diluted net loss per share - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Non-redeemable common stock
Basic and diluted weighted average shares of redeemable common stock	9,268,822	8,151,888	8,619,131	7,941,652
Basic and diluted net loss per share of redeemable common stock	$ (1.03)	$ (0.7)	$ (4.28)	$ (3.62)
B. Riley Principal 150 Merger Corp.[Member]
Redeemable common stock
Net loss attributable to redeemable common stock			$ (5,188,428)
Basic and diluted weighted average shares of redeemable common stock			14,697,945
Basic and diluted net loss per share of redeemable common stock			$ (0.35)
Non-redeemable common stock
Net loss attributable to redeemable common stock			$ (1,678,733)
Basic and diluted weighted average shares of redeemable common stock			4,755,569
Basic and diluted net loss per share of redeemable common stock			$ (0.35)